Vessel in Operation - Additional Information (Detail) $ in Thousands	Jun. 30, 2019 USD ($) Vessels	Dec. 31, 2018 USD ($)	Dec. 31, 2017 Vessels
Property, Plant and Equipment [Line Items]
Property, plant and equipment, net	$ 1,167	$ 1,299
Time Charter Agreements [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, cost	1,183,500	1,337,000
Property, plant and equipment, net	$ 917,600	1,084,000
Number of vessels contracted | Vessels	21		23
Collateralized Loan Obligations [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, net	$ 1,512,900	$ 1,509,000